Annual Total Returns - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Bar Chart Table:
Annual Return 2013	0.14%
Annual Return 2014	(4.53%)
Annual Return 2015	(9.21%)
Annual Return 2016	9.93%
Annual Return 2017	37.21%
Annual Return 2018	(19.18%)
Annual Return 2019	19.31%
Annual Return 2020	16.62%
Annual Return 2021	6.42%
Annual Return 2022	(12.13%)